Private Placement- Additional Information (Details) - ADIT EDTECH ACQUISITION CORP [Member] - USD ($)			5 Months Ended	12 Months Ended
	Jan. 19, 2021	Jan. 14, 2021	Jun. 14, 2023	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Private Placement Line Items
Sale of private placement warrants	720,000	6,550,000
Cost of per private placement warrant	$ 1	$ 1
Proceeds from issuance of private placement	$ 720,000	$ 6,550,000		$ 7,270,000
Underwriters exercise of over-allotment option	3,600,000
Common stock price per share					$ 12	$ 12
Over Allotment Option
Private Placement Line Items
Underwriters exercise of over-allotment option	3,600,000
IPO
Private Placement Line Items
Underwriters exercise of over-allotment option		24,000,000	24,000,000
Common stock price per share		$ 11.5